RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS
Schedule of significant balances with related parties

	As of December 31,
	2014	2015
Due from a related party, current:
Receivables due from Ctrip	20,665	7,367,255

Due to a related party, current:
Payables due to Ctrip	671,043	10,753,914

Due to a related party, non-current:
Long-term borrowing due to Ctrip	—	300,000,000